Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Charles Schwab Family of Funds
Entity Central Index Key	0000857156
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Schwab Value Advantage Money Fund Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Value Advantage Money Fund
Class Name	Investor Shares
Trading Symbol	SWVXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 195,345,000,000
Holdings Count | Holdings	614
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$195,345
Number of Holdings	614
Weighted Average Maturity	30 Days
Seven-Day Yield (with waivers)	5.14%
Seven-Day Yield (without waivers)	5.13%
Seven-Day Effective Yield (with waivers)	5.27%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab Value Advantage Money Fund Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Value Advantage Money Fund
Class Name	Ultra Shares
Trading Symbol	SNAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 104,609,000,000
Holdings Count | Holdings	614
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$104,609
Number of Holdings	614
Weighted Average Maturity	30 Days
Seven-Day Yield (with waivers)	5.29%
Seven-Day Yield (without waivers)	5.28%
Seven-Day Effective Yield (with waivers)	5.43%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab Government Money Fund Sweep Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Sweep Shares
Trading Symbol	SWGXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$22	0.44%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 19,455,000,000
Holdings Count | Holdings	225
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$19,455
Number of Holdings	225
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	4.93%
Seven-Day Yield (without waivers)	4.92%
Seven-Day Effective Yield (with waivers)	5.05%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab Government Money Fund, Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Investor Shares
Trading Symbol	SNVXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 24,575,000,000
Holdings Count | Holdings	225
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$24,575
Number of Holdings	225
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.03%
Seven-Day Yield (without waivers)	5.02%
Seven-Day Effective Yield (with waivers)	5.15%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab Government Money Fund, Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Fund
Class Name	Ultra Shares
Trading Symbol	SGUXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Y
ou
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 18,224,000,000
Holdings Count | Holdings	225
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$18,224
Number of Holdings	225
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.18%
Seven-Day Yield (without waivers)	5.17%
Seven-Day Effective Yield (with waivers)	5.31%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab U.S. Treasury Money Fund, Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Investor Shares
Trading Symbol	SNSXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 29,614,000,000
Holdings Count | Holdings	56
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$29,614
Number of Holdings	56
Weighted Average Maturity	45 Days
Seven-Day Yield (with waivers)	5.01%
Seven-Day Yield (without waivers)	5.01%
Seven-Day Effective Yield (with waivers)	5.14%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Portfolio holdings may have changed since the report date.
1
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab U.S. Treasury Money Fund, Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Treasury Money Fund
Class Name	Ultra Shares
Trading Symbol	SUTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 36,601,000,000
Holdings Count | Holdings	56
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$36,601
Number of Holdings	56
Weighted Average Maturity	45 Days
Seven-Day Yield (with waivers)	5.16%
Seven-Day Yield (without waivers)	5.16%
Seven-Day Effective Yield (with waivers)	5.30%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Portfolio holdings may have changed since the report date.
1
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab Treasury Obligations Money Fund, Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Investor Shares
Trading Symbol	SNOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 35,164,000,000
Holdings Count | Holdings	73
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$35,164
Number of Holdings	73
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.01%
Seven-Day Yield (without waivers)	5.00%
Seven-Day Effective Yield (with waivers)	5.13%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By
Effective
Maturity % of Investments
2

Portfolio holdings may have changed since the report date.
1
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab Treasury Obligations Money Fund, Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Obligations Money Fund
Class Name	Ultra Shares
Trading Symbol	SCOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 31,372,000,000
Holdings Count | Holdings	73
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$31,372
Number of Holdings	73
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.16%
Seven-Day Yield (without waivers)	5.15%
Seven-Day Effective Yield (with waivers)	5.29%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective
Maturity
% of Investments
2

Portfolio holdings may have changed since the report date.
1
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab Municipal Money Fund, Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 4,014,000,000
Holdings Count | Holdings	1,156
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$4,014
Number of Holdings	1,156
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.69%
Seven-Day Yield (without waivers)	3.69%
Seven-Day Effective Yield (with waivers)	3.76%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab Municipal Money Fund Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SWOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 12,419,000,000
Holdings Count | Holdings	1,156
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$12,419
Number of Holdings	1,156
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.84%
Seven-Day Yield (without waivers)	3.83%
Seven-Day Effective Yield (with waivers)	3.92%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand
.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Investor Shares
Trading Symbol	SWWXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 1,138,000,000
Holdings Count | Holdings	608
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,138
Number of Holdings	608
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.68%
Seven-Day Yield (without waivers)	3.66%
Seven-Day Effective Yield (with waivers)	3.75%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
3

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Less than 0.05%.
3
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab AMT Tax-Free Money Fund Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab AMT Tax-Free Money Fund
Class Name	Ultra Shares
Trading Symbol	SCTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 2,259,000,000
Holdings Count | Holdings	608
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,259
Number of Holdings	608
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.83%
Seven-Day Yield (without waivers)	3.81%
Seven-Day Effective Yield (with waivers)	3.90%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
3

Largest Holdings by State % of Investments

Portfolio holdings may have changed since the report date.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Less than 0.05%.
3
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Largest Holdings [Text Block]	Largest Holdings by State % of Investments Portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWKXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 2,499,000,000
Holdings Count | Holdings	477
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,499
Number of Holdings	477
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	3.38%
Seven-Day Yield (without waivers)	3.38%
Seven-Day Effective Yield (with waivers)	3.44%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Portfolio holdings may have changed since the report date.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab California Municipal Money Fund Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab California Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SCAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 6,297,000,000
Holdings Count | Holdings	477
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$6,297
Number of Holdings	477
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	3.53%
Seven-Day Yield (without waivers)	3.53%
Seven-Day Effective Yield (with waivers)	3.60%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Portfolio holdings may have changed since the report date.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab New York Municipal Money Fund Investor Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Investor Shares
Trading Symbol	SWYXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 976,000,000
Holdings Count | Holdings	329
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$976
Number of Holdings	329
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	3.66%
Seven-Day Yield (without waivers)	3.65%
Seven-Day Effective Yield (with waivers)	3.73%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Portfolio holdings may have changed since the report date.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab New York Municipal Money Fund Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab New York Municipal Money Fund
Class Name	Ultra Shares
Trading Symbol	SNYXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 1,493,000,000
Holdings Count | Holdings	329
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,493
Number of Holdings	329
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	3.81%
Seven-Day Yield (without waivers)	3.80%
Seven-Day Effective Yield (with waivers)	3.88%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Portfolio holdings may have changed since the report date.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed
through demand.

Schwab Retirement Government Money Fund
Shareholder Report [Line Items]
Fund Name	Schwab Retirement Government Money Fund
Class Name	Schwab Retirement Government Money Fund
Trading Symbol	SNRXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 2,098,000,000
Holdings Count | Holdings	214
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,098
Number of Holdings	214
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.18%
Seven-Day Yield (without waivers)	5.16%
Seven-Day Effective Yield (with waivers)	5.31%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab Variable Share Price Money Fund Ultra Shares
Shareholder Report [Line Items]
Fund Name	Schwab Variable Share Price Money Fund
Class Name	Ultra Shares
Trading Symbol	SVUXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Variable Share Price Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 5,777,000,000
Holdings Count | Holdings	163
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$5,777
Number of Holdings	163
Weighted Average Maturity	13 Days
Seven-Day Yield (with waivers)	5.22%
Seven-Day Yield (without waivers)	5.21%
Seven-Day Effective Yield (with waivers)	5.36%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio holdings may have changed since the report date.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.